COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease obligations

The Company operates primarily from leased facilities. Lease agreement expires through December, 2012. Annual minimum future rental payments due under the lease agreements as of December 31, 2011 are approximately as follows:

For the year ending December 31,	Amount

2012	$68

Rent expense, net of sublease income was $ 59 in 2009, $ 59 in 2010 and $ 47 in 2011.

b.	Royalties

1.
In May 2005, the Company entered into a distribution agreement with another third party to re-brand, market and distribute certain software products of a third party also under the Company's private label name of WebLOAD Analyzer. The Company is required to pay royalties to the third party based on the Company's selling price for end-user revenues from the WebLOAD Analyzer product.

No royalties were incurred in 2009, 2010 and 2011.

2.
The Company participated in programs sponsored by the Israeli Government for the support of research and development activities. The Company is obligated to pay royalties to the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS") amounting to 3%-4.5% of the sales of the products and other related revenues generated from such activities sponsored, up to 100% of the grants received, linked to the U.S. dollar and bear interest at the rate of LIBOR (as of December 31, 2011 - 0.8%). Total amount of grants received or accrued, net of royalties paid or accrued, as of December 31, 2011, is approximately $ 294.

As of December 31, 2010 and 2011, the Company has a remaining obligation to pay royalties in the amount of approximately $ 177 and $ 207, respectively, in respect of these grants.

c.	Legal proceeding:

In April 2010, a former employee commenced a proceeding for severance and salary payments and certain other claims in the amount of $ 38, in connection with the period of employment with the Company. In February 2012, this lawsuit was settled for an amount equal to the provision the Company had recorded in this respect.

d.	Liens:

The Company granted to lenders a first and second security priority lien on all of its assets including intellectual property and accounts receivable.